Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill, Intangible Assets and Other Non-Current Assets
In 2015, the Company acquired a ship-to-ship transfer business, Teekay Marine Solutions, from a company jointly owned by Teekay and a Norway-based marine transportation company, I.M. Skaugen SE, and recognized goodwill and intangible assets relating to customer relationships at the time of acquisition.

As part of the EU ETS requirements, as at December 31, 2025, the Company had a balance of EUAs totaling $11.6 million (December 31, 2024 - $5.9 million), which was recorded as indefinite-lived intangible assets. As at December 31, 2025, these intangible assets are presented as other current assets in the consolidated balance sheets as these EUAs are related to the Company's 2025 emissions levels and will be surrendered within one year from the balance sheet date. During the year ended December 31, 2025, the Company surrendered $6.1 million of EUAs related to its 2024 emissions.

Goodwill

The carrying amount of goodwill was $2.4 million as at December 31, 2025 and 2024. In 2025, 2024 and 2023, the Company conducted its annual goodwill impairment review and concluded that no impairment had occurred.

Intangible Assets

The carrying amount of intangible assets, excluding EUAs classified as other current assets, is as follows:

	As at
	December 31, 2025	December 31, 2024
	$	$
Customer relationships At cost of $5.7 million, less accumulated amortization of $5.7 million (2024 - cost of $5.7 million, less accumulated amortization of $5.4 million) (1)	—	307
	—	307
(1)The customer relationships were amortized over a weighted average amortization period of 10 years. Amortization expense of intangible assets for the year ended December 31, 2025 was $0.3 million (2024 - $0.4 million, 2023 - $0.4 million). As at December 31, 2025, the customer relationships were fully amortized.

Other Assets Disclosure
Other Non-Current Assets

In December 2025, the Company signed agreements to acquire three 2016-built Aframax / LR2 tankers for a total purchase price of $141.5 million. The full purchase price of $94.3 million related to two of the tankers and a deposit of $4.7 million related to the remaining tanker were placed in an escrow account, which is recorded in other non-current assets in the Company's consolidated balance sheet as at December 31, 2025.